Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000231762 | Global X Blockchain ETF8913034
Holdings [Line Items]
Percent of Total Investments	48.80%
C000231762 | Global X 1-3 Month T-Bill ETF8913026
Holdings [Line Items]
Percent of Total Investments	28.00%
C000231762 | U.S. Treasury Bills8913011
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231762 | U.S. Treasury Bills8913015
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231762 | U.S. Treasury Bills8913018
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231762 | U.S. Treasury Bills8913021
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231762 | CME BITCOIN FUT NOV258920654
Holdings [Line Items]
Percent of Total Investments	(1.20%)
C000231762 | Future
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000231762 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000231762 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000245376 | Global X 1-3 Month T-Bill ETF8913262
Holdings [Line Items]
Percent of Total Investments	67.60%
C000245376 | U.S. Treasury Bills8913254
Holdings [Line Items]
Percent of Total Investments	9.20%
C000245376 | U.S. Treasury Bills8913257
Holdings [Line Items]
Percent of Total Investments	9.10%
C000245376 | CME MICRO BITCOIN NOV258920655
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000245376 | CME BITCOIN FUT NOV258920656
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000245376 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000245376 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000245376 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000259532 | U.S. Treasury Bill8913656
Holdings [Line Items]
Percent of Total Investments	27.20%
C000259532 | VanEck Bitcoin ETF8913647
Holdings [Line Items]
Percent of Total Investments	19.90%
C000259532 | MBTX8913638
Holdings [Line Items]
Percent of Total Investments	7.70%
C000259532 | MBTX8913643
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000259532 | MBTX8913635
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000259532 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259532 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000259532 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259532 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	19.90%